Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Millions	Taxes	Royalties	Fees	Infrastructure	Comm. Social Resp.	Total Payments	Tax Refund
Total	$ 96.4	$ 57.3	$ 4.0	$ 1.5	$ 5.9	$ 165.1
Alcoa of Australia Ltd.
Total	95.9	45.6	3.8		0.7	146.0	$ 2.5
Alcoa of Australia Ltd. | Darling Range
Total	95.9	45.6	3.8		0.7	146.0	$ 2.5
Alcoa World Alumina Brasil Ltda.
Total		11.5		1.5	5.2	18.2
Alcoa World Alumina Brasil Ltda. | Juruti
Total		11.5		$ 1.5	$ 5.2	18.2
Alcoa Aluminio S.A.
Total	0.2	0.2				0.4
Alcoa Aluminio S.A. | Pocos de Caldas
Total	0.2	$ 0.2				0.4
Alcoa Fuels, Inc.
Total	0.3		0.2			0.5
Alcoa Fuels, Inc. | Liberty Mine
Total	$ 0.3		$ 0.2			$ 0.5